Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	These expenses were recognized as rig operating and maintenance expenses in the Unaudited Condensed Consolidated Statements of Operations and consisted of the following:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Rig operating and maintenance expenses - Perfomex	2.3	1.8	4.6	2.8
Total	2.3	1.8	4.6	2.8
The accounts receivable, net balances with our joint venture and directors and officers related parties consisted of the following:

(In $ millions)	June 30, 2026	December 31, 2025
Due from related parties - Perfomex	2.8	2.3
Directors and officers (1)	1.1	—
Total	3.9	2.3
(1) Receivable related to taxes on share options exercised by one director in June 2026 to be reimbursed to the Company.
Transactions with other related parties consisted of the following:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operating expenses - Front End Limited Company	0.4	0.4	0.8	0.8
Professional fees from Magni related to the issuance of the Notes were as follows:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Deferred finance charges - Magni	1.0	—	1.0	—